Leases - Lease liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	$ 97,732	$ 102,452	$ 106,950
Long Term Lease liability	206,832	273,231	$ 290,056
Lease Liabilities	304,564	375,683
Aircraft [member]
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	91,246	96,853
Long Term Lease liability	179,031	246,292
Real Estate [Member]
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	6,486	5,599
Long Term Lease liability	$ 27,801	$ 26,939